Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Schedule of financial instruments

		December 31, 2025		December 31, 2024
		Carrying	Estimated	Carrying	Estimated
	Level	Value	Fair Value	Value	Fair Value
		$	$	$	$
FVTPL
Derivative warrant liability	3	8,000	8,000	572,000	572,000

Schedule of company's maximum exposure to credit risk

	December 31,	December 31,
	2025	2024
	$	$

Cash	864,514	2,473,649

Schedule of contractual maturities of these financial liabilities

	Payments due by period as of December 31, 2025
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$
Accounts payable and accrued liabilities	553,784	553,784	—	—
Lease liability	37,287	22,230	15,057	—
	591,071	576,014	15,057	—

	Payments due by period as of December 31, 2024
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$
Accounts payable and accrued liabilities	147,205	147,205	—	—
Lease liability	38,785	23,124	15,661	—
	185,990	170,329	15,661	—

Schedule of the sensitivity of the Company's net earnings due to changes in the exchange rate between the USD, GBP and EUR against the Canadian dollar

CAD
$
Cash	345,475
Accounts payable and accrued liabilities	(332,506)
Net exposure	12,969
Effect of +/- 10% change in currency	1,297